Accounts receivable and unbilled receivable (Details) - Shedule of accounts receivables - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Shedule of accounts receivables [Abstract]
Accounts receivables	$ 3,117	$ 3,539
Unbilled receivables	428	403
Total	$ 3,545	$ 3,942